Loss Per Ordinary Share (“Lps”)	6 Months Ended
Dec. 31, 2025
Loss Per Ordinary Share (“Lps”) [Abstract]
LOSS PER ORDINARY SHARE (“LPS”)

19. LOSS PER ORDINARY SHARE (“LPS”)

The basic and diluted LPS of the Group is calculated based on the loss attributable to Owners (ordinary equity holders) of the Company divided by the weighted average number of ordinary shares in issue.

	Six Months Ended
	December 31, 2025	December 31, 2024

Loss attributable to Owners of the Company (RM)	(14,677,831)	(27,536,434)
Weighted average number of ordinary shares in issue	1,765,256	1,765,256
Basic and Diluted LPS (RM)	(8.31)	(15.60)

On May 29, 2025, ARB IOT Group Limited has effectuated reverse share split of the Company’s issued and unissued ordinary shares (the “Ordinary Share”) at a ratio 1 for 15, with a new par value of USD 0.0015 per share. This resulted each fifteen Ordinary Shares outstanding been automatically combined and convert to one issue and outstanding Ordinary Shares. Therefore, 26,437,500 ordinary shares were decreased to 1,765,256 ordinary shares.